T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 5.7%
Entertainment 2.6%
Liberty Media Corp-Liberty Formula
One, Class C (1) 662,339 43,449
Spotify Technology (1) 373,200 98,488
141,937
Interactive Media & Services 0.7%
Match Group (1) 859,751 31,192
Reddit, Class A (1) 102,606 5,060
36,252
Media 2.4%
New York Times, Class A  516,300 22,314
Trade Desk, Class A (1) 1,242,800 108,646
130,960
Total Communication Services 309,149
CONSUMER
DISCRETIONARY 11.3%
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (1) 168,600 19,112
19,112
Hotels, Restaurants & Leisure 5.6%
Caesars Entertainment (1) 688,382 30,110
Chipotle Mexican Grill (1) 2,100 6,104
Domino's Pizza  197,839 98,302
Hilton Worldwide Holdings  455,100 97,077
Yum! Brands  507,362 70,346
301,939
Specialty Retail 5.0%
Bath & Body Works  1,000,100 50,025
Burlington Stores (1) 271,700 63,086
Five Below (1) 180,400 32,721
Ross Stores  464,400 68,155
Tractor Supply  54,719 14,321
Ulta Beauty (1) 86,000 44,968
273,276
Textiles, Apparel & Luxury
Goods 0.4%
Birkenstock Holding (1) 256,040 12,098
Lululemon Athletica (1) 28,400 11,094
23,192
Total Consumer Discretionary 617,519
CONSUMER STAPLES 3.8%
Beverages 0.2%
Boston Beer, Class A (1) 42,200 12,847
12,847
Consumer Staples Distribution &
Retail 2.3%
Casey's General Stores  156,100 49,710
Dollar General  93,981 14,667
Dollar Tree (1) 445,200 59,278
123,655
Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.6%
McCormick  171,900 13,204
TreeHouse Foods (1) 513,700 20,008
33,212
Household Products 0.4%
Reynolds Consumer Products  680,700 19,441
19,441
Personal Care Products 0.3%
Kenvue  794,243 17,044
17,044
Total Consumer Staples 206,199
ENERGY 4.8%
Energy Equipment & Services 1.4%
TechnipFMC  2,021,377 50,757
Weatherford International (1) 197,600 22,807
73,564
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy  398,600 64,286
Chesapeake Energy  290,400 25,796
Coterra Energy  964,800 26,899
EQT  1,203,300 44,606
Range Resources  597,000 20,555
182,142
Total Energy 255,706
FINANCIALS 7.5%
Capital Markets 4.8%
Cboe Global Markets  154,100 28,313
Intercontinental Exchange  453,600 62,338
KKR  657,700 66,152
MarketAxess Holdings  129,100 28,305
Raymond James Financial  323,400 41,531
Tradeweb Markets, Class A  348,700 36,324
262,963
Financial Services 0.9%
Corpay (1) 137,400 42,393
Toast, Class A (1) 344,200 8,578
50,971
Insurance 1.8%
Assurant  337,600 63,550
Axis Capital Holdings  252,900 16,443
Markel Group (1) 12,700 19,323
99,316
Total Financials 413,250
HEALTH CARE 23.3%
Biotechnology 4.6%
Alnylam Pharmaceuticals (1) 240,822 35,991
Apellis Pharmaceuticals (1) 229,900 13,514
Argenx, ADR (1) 85,600 33,702
Ascendis Pharma, ADR (1) 129,100 19,516
Biogen (1) 202,100 43,579
CRISPR Therapeutics (1) 171,961 11,721
Cytokinetics (1) 174,000 12,199
Exact Sciences (1) 242,800 16,768

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ionis Pharmaceuticals (1) 796,800 34,541
Sarepta Therapeutics (1) 151,723 19,642
Vaxcyte (1) 111,565 7,621
248,794
Health Care Equipment &
Supplies 8.0%
Alcon  526,100 43,819
Cooper  589,700 59,831
DENTSPLY SIRONA  727,600 24,149
Enovis (1) 545,200 34,048
Hologic (1) 1,829,100 142,596
QuidelOrtho (1) 567,900 27,225
Teleflex  441,000 99,741
431,409
Health Care Providers &
Services 2.0%
Acadia Healthcare (1) 706,200 55,945
Molina Healthcare (1) 125,900 51,724
107,669
Health Care Technology 1.6%
Veeva Systems, Class A (1) 365,700 84,729
84,729
Life Sciences Tools & Services 6.7%
Agilent Technologies  844,600 122,898
Avantor (1) 3,395,100 86,812
Bruker  932,965 87,643
Mettler-Toledo International (1) 22,300 29,688
West Pharmaceutical Services  84,900 33,596
360,637
Pharmaceuticals 0.4%
Catalent (1) 342,197 19,317
19,317
Total Health Care 1,252,555
INDUSTRIALS & BUSINESS
SERVICES 16.9%
Aerospace & Defense 2.6%
BWX Technologies  293,000 30,068
Howmet Aerospace  108,100 7,397
Textron  1,106,000 106,099
143,564
Commercial Services &
Supplies 0.9%
Veralto  337,200 29,896
Waste Connections  117,400 20,194
50,090
Construction & Engineering 0.3%
Quanta Services  67,400 17,511
17,511
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 418,500 4,679
4,679
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.6%
JB Hunt Transport Services  439,000 87,471
87,471
Industrial Conglomerates 0.5%
Roper Technologies  50,800 28,491
28,491
Machinery 4.6%
Esab  537,200 59,398
Fortive  759,600 65,341
IDEX  139,000 33,919
Ingersoll Rand  940,400 89,291
247,949
Passenger Airlines 0.5%
Southwest Airlines  946,400 27,625
27,625
Professional Services 4.6%
Broadridge Financial Solutions  219,200 44,905
Equifax  317,100 84,831
Paylocity Holding (1) 321,100 55,184
TransUnion  443,300 35,375
Verisk Analytics  120,500 28,406
248,701
Trading Companies &
Distributors 1.2%
Ferguson  111,300 24,311
United Rentals  57,800 41,680
65,991
Total Industrials & Business Services 922,072
INFORMATION
TECHNOLOGY 18.0%
Electronic Equipment, Instruments
& Components 2.8%
Amphenol, Class A  467,600 53,938
Cognex  486,000 20,616
Keysight Technologies (1) 441,100 68,979
Littelfuse  37,400 9,064
152,597
IT Services 0.3%
MongoDB (1) 41,800 14,991
14,991
Semiconductors & Semiconductor
Equipment 7.5%
Astera Labs (1) 15,425 1,144
Lattice Semiconductor (1) 859,100 67,207
Marvell Technology  2,129,300 150,925
Microchip Technology  1,783,700 160,016
NXP Semiconductors  113,800 28,196
407,488
Software 7.1%
Atlassian, Class A (1) 98,800 19,277
CCC Intelligent Solutions Holdings (1) 3,647,338 43,622
Crowdstrike Holdings, Class A (1) 291,100 93,324
Fair Isaac (1) 52,000 64,980
Fortinet (1) 424,600 29,004

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
PTC (1) 455,991 86,155
Tyler Technologies (1) 111,100 47,218
383,580
Technology Hardware, Storage &
Peripherals 0.3%
Pure Storage, Class A (1) 283,883 14,759
14,759
Total Information Technology 973,415
MATERIALS 5.9%
Chemicals 0.5%
RPM International  206,600 24,575
24,575
Construction Materials 1.5%
Martin Marietta Materials  135,700 83,312
83,312
Containers & Packaging 3.9%
Avery Dennison  337,800 75,414
Ball  1,527,000 102,859
Sealed Air  843,000 31,359
209,632
Total Materials 317,519
REAL ESTATE 0.5%
Real Estate Management &
Development 0.5%
CoStar Group (1) 293,900 28,391
Total Real Estate 28,391
Total Common Stocks (Cost
$3,112,467) 5,295,775
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 2,369
Total Health Care 2,369
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $3,789 (1)(2)(3) 51,566 3,790
Databricks, Series I, Acquisition Date:
9/14/23, Cost $1,250 (1)(2)(3) 17,003 1,250
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 680
Total Information Technology 5,720
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(3) 81,901 3,910
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712 (1)(2)(3) 186,841 3,789
Total Materials 7,699
Total Convertible Preferred Stocks
(Cost $25,372) 15,788
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Treasury Reserve Fund,
5.37% (4)(5) 108,399,753 108,400
Total Short-Term Investments (Cost
$108,400) 108,400
Total Investments in
Securities 100.0%
(Cost $3,246,239) $ 5,419,963
Other Assets Less Liabilities (0.0)% (1,671)
Net Assets 100.0% $ 5,418,292
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $15,788 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.37% $ —# $ — $ 1,434+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Treasury Reserve Fund, 5.37% $ 101,964  ¤  ¤ $ 108,400^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,434 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $108,400.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E116-054Q1 03/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,295,775 $ — $ — $ 5,295,775
Convertible Preferred Stocks — — 15,788 15,788
Short-Term Investments 108,400 — — 108,400
Total $ 5,404,175 $ — $ 15,788 $ 5,419,963